Other receivables and other payables - Keliber dividend obligation (Details) - Keliber R in Millions		12 Months Ended
	Apr. 25, 2023 ZAR (R)	Dec. 31, 2024 ZAR (R) $ / t	Dec. 31, 2023 ZAR (R) $ / t	Dec. 31, 2022 ZAR (R) $ / t
Disclosure of detailed information about business combination [line items]
Cash flow % declared as dividend	40.00%
Dividend payables	R 792
Average lithium hydroxide price (in USD per tonne) | $ / t		18,640	22,933	0
Real discount rate		9.83%	9.83%	0.00%
Inflation rate		2.50%	2.50%	0.00%
Movement In Dividend Obligation [Abstract]
Balance at the beginning of the year		R 1,147	R 0	R 0
Initial recognition of the Keliber dividend obligation		0	792	0
Loss/(gain) on revised estimated cash flows		(811)	287	0
Interest — unwinding of amortised cost		109	52	0
Foreign currency translation reserve		(57)	16	0
Balance at end of the year		R 388	R 1,147	R 0
Mining assets
Disclosure of detailed information about business combination [line items]
Life-of-mine		23 years	24 years	0 years